Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Estimated Useful Life	epreciation is calculated on the straight-line basis to write off the cost of each item of property and equipment to its residual value over its estimated useful life. The estimated useful lives used for this purpose are as follows:

Leasehold improvements	Over the shorter of the lease terms and 2 to 3 years
Furniture, fixtures and office equipment	3 to 5 years
Computer equipment	2 to 3 years